Accrued Liabilities (Tables)	6 Months Ended
Jun. 30, 2013
Accrued Liabilities
Schedule of accrued liabilities

Accrued liabilities consisted of the following (in thousands):

	As of June 30, 2013	As of December 31, 2012
Accrued payroll	$1,241	$969
Accrued interest	12,421	12,473
Accrued expenses	19,472	19,452
Total	$33,134	$32,894